Derivatives and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
		(U.S. $ in thousands)
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$34	$71	$58,003	$29,244
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	3,143	4,005	30,237	89,414
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(47)	(21)	46,570	82,818
Liability derivatives - Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(2,667)	(3)	78,617	5,687
		$463	$4,052	$213,427	$207,163